UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22082

Name of Fund:    BlackRock EcoSolutions Investment Trust (BQR)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock EcoSolutions Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Auto Components — 1.0%
Johnson Controls, Inc. (a)	24,000	$1,106,880
Biotechnology — 1.6%
Genus PLC	8,000	172,807
Novozymes A/S, B Shares	36,300	1,568,632

		1,741,439
Building Products — 0.5%
Kingspan Group PLC (b)	31,400	599,880
Chemicals — 16.2%
Agrium, Inc.	28,500	2,482,350
Air Liquide SA	4,200	527,101
CF Industries Holdings, Inc. (a)	5,350	1,235,101
Incitec Pivot Ltd.	261,700	653,717
Israel Chemicals Ltd.	50,000	408,733
Johnson Matthey PLC	17,904	950,960
Linde AG	2,800	529,113
Monsanto Co. (a)	36,700	3,910,385
The Mosaic Co. (a)	34,900	1,558,634
Nufarm Ltd.	57,460	195,307
Potash Corp. of Saskatchewan, Inc. (a)	48,400	1,515,888
Sinofert Holdings Ltd.	2,165,500	318,068
Syngenta AG	7,700	2,722,197
Umicore SA	5,300	226,625
Wacker Chemie AG	5,500	652,230

		17,886,409
Commercial Services & Supplies — 3.1%
Covanta Holding Corp.	9,600	172,800
Tetra Tech, Inc. (a)(b)	79,100	2,334,241
Tianjin Capital Environmental Protection Group Co. Ltd., Class H	2,007,000	914,089

		3,421,130
Construction & Engineering — 1.1%
Aegion Corp. (b)	11,400	233,928
KBR, Inc.	14,400	450,720
Layne Christensen Co. (a)(b)	10,100	171,296
Quanta Services, Inc. (a)(b)	11,000	342,870

		1,198,814
Electric Utilities — 1.9%
ITC Holdings Corp. (a)	10,700	1,107,450
NextEra Energy, Inc. (a)	11,100	1,020,423

		2,127,873
Electrical Equipment — 5.3%
ABB Ltd.	33,600	835,744
Eaton Corp. PLC	9,000	657,810
Regal-Beloit Corp.	11,700	866,853
Roper Industries, Inc. (a)	12,840	1,762,161
Schneider Electric SA	11,000	886,275
Vestas Wind Systems A/S (b)	23,700	784,390

		5,793,233

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components — 1.6%
Azbil Corp.	9,500	$224,659
Itron, Inc. (a)(b)	6,800	274,584
Trimble Navigation Ltd. (a)(b)	39,520	1,277,682

		1,776,925
Food & Staples Retailing — 0.5%
The Andersons, Inc. (a)	7,000	579,180
Food Products — 14.0%
Archer-Daniels-Midland Co. (a)	64,900	2,562,252
BrasilAgro — Co. Brasileira de Propriedades Agricolas	525,200	1,719,291
BRF SA — ADR (a)	60,000	1,060,800
Bunge Ltd.	37,800	2,863,728
Illovo Sugar Ltd.	234,900	566,559
IOI Corp. Bhd	533,333	665,947
Sao Martinho SA	120,000	1,230,208
SLC Agricola SA	150,000	1,118,823
SunOpta, Inc. (b)	44,100	412,335
Tyson Foods, Inc., Class A (a)	60,700	2,270,180
Wilmar International Ltd.	378,000	923,031
Wynnstay Group PLC	1,320	13,627

		15,406,781
Independent Power Producers & Energy Traders — 1.4%
China Longyuan Power Group Corp., Series H	484,000	582,881
Enel Green Power SpA	219,800	553,976
Greenko Group PLC (b)	59,000	164,529
Ormat Technologies, Inc.	10,700	263,755

		1,565,141
Industrial Conglomerates — 1.1%
Danaher Corp. (a)	16,800	1,249,752
Machinery — 8.8%
AGCO Corp. (a)	10,000	533,300
Deere & Co.	10,000	859,600
IDEX Corp. (a)	9,150	658,891
Kubota Corp.	30,000	461,738
Kurita Water Industries Ltd.	56,500	1,203,947
Pall Corp. (a)	9,300	744,930
Pentair Ltd.	23,960	1,780,947
Watts Water Technologies, Inc., Class A (a)	27,300	1,529,346
Xylem, Inc.	59,500	1,984,920

		9,757,619
Multi-Utilities — 3.0%
Hera SpA	361,600	833,770
National Grid PLC	28,400	367,626
Suez Environnement Co.	9,925	177,765
Veolia Environnement SA	126,000	1,975,492

		3,354,653

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR American Depositary Receipt AUD Australian Dollar BRL Brazil Real CAD Canadian Dollar CHF Swiss Franc CLP Chilean Peso DKK Danish Krone EUR Euro	GBP British Pound HKD Hong Kong Dollar ILS Israeli Shekel JPY Japanese Yen SGD Singapore Dollar USD US Dollar ZAR South African Rand

JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 2.7%
AltaGas Ltd.	15,400	$572,721
Cosan Ltd., Class A	55,425	640,713
Kinder Morgan Management LLC (b)	4,987	376,485
Oil Search Ltd.	47,900	336,531
Sasol Ltd.	10,000	481,158
TransCanada Corp. (a)	12,800	556,477

		2,964,085
Paper & Forest Products — 0.5%
Canfor Corp. (a)(b)	18,000	463,353
Precious Woods Holding AG (b)	20,000	66,178

		529,531
Real Estate Investment Trusts (REITs) — 2.7%
Plum Creek Timber Co., Inc. — REIT (a)	36,900	1,589,283
Rayonier, Inc. — REIT	12,000	531,120
Weyerhaeuser Co. (a)	27,000	806,760

		2,927,163
Real Estate Management & Development — 0.3%
Cresud SACIF y A — ADR	39,300	337,587
Semiconductors & Semiconductor Equipment — 1.4%
Aixtron SE (b)	7,600	116,032
SMA Solar Technology AG	2,500	104,499
Trina Solar Ltd. — ADR (a)(b)	53,200	790,020
Veeco Instruments, Inc. (b)	10,800	410,508
Yingli Green Energy Holding Co. Ltd. — ADR (a)(b)	28,500	173,565

		1,594,624
Water Utilities — 24.4%
American States Water Co.	75,800	2,152,720
American Water Works Co., Inc.	51,600	2,196,612
Aqua America, Inc.	116,525	2,790,774
Artesian Resources Corp., Class A	37,200	837,372
California Water Service Group	86,200	2,007,598
China Water Affairs Group Ltd.	4,556,000	1,420,260

Common Stocks	Shares	Value
Water Utilities (concluded)
Cia de Saneamento Basico do Estado de Sao Paulo	105,000	$968,528
Cia de Saneamento de Minas Gerais — COPASA	43,100	562,046
Guangdong Investment Ltd.	563,000	519,337
Hyflux Ltd.	749,000	672,003
Inversiones Aguas Metropolitanas SA	1,500,000	2,415,766
Manila Water Co., Inc.	5,610,000	2,851,842
Pennon Group PLC	215,200	2,431,249
Severn Trent PLC	113,500	3,214,962
United Utilities Group PLC	158,381	1,861,349

		26,902,418
Total Common Stocks — 93.1%		102,821,117

Total Long-Term Investments (Cost — $97,015,357) — 93.1%		102,821,117

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	9,433,180	9,433,180
Total Short-Term Securities (Cost — $9,433,180) — 8.5%		9,433,180
Total Investments Before Options Written (Cost — $106,448,537*) — 101.6%		112,254,297

Options Written
(Premiums Received — $1,033,810) — (0.7)%		(811,789)
Total Investments Net of Options Written — 100.9%		111,442,508
Liabilities in Excess of Other Assets — (0.9)%		(1,012,163)

Net Assets — 100.0%		$110,430,345

Notes to Schedule of Investments

*	As of January 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$129,743,582

Gross unrealized appreciation	$14,659,879
Gross unrealized depreciation	(32,149,164)

Net unrealized depreciation	$(17,489,285)

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

(d)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at January 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	7,688,865	1,744,315	9,433,180	$967

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

2	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)

•	Foreign currency exchange contracts as of January 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
DKK	3,835	USD	695	Citibank N.A.	2/04/14	$(2)
USD	2,611	AUD	3,000	Barclays Bank PLC	2/04/14	(14)
USD	1,783	CAD	2,000	BNP Paribas S.A.	2/04/14	(12)
USD	4,635	HKD	36,000	BNP Paribas S.A.	2/04/14	(2)
USD	3,862	HKD	30,000	BNP Paribas S.A.	2/04/14	(2)
Total						$(32)

•	Exchange-traded options written as of January 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
The Mosaic Co.	Call	USD	48.00	2/07/14	118	$(236)
AGCO Corp.	Call	USD	60.00	2/24/14	78	(780)
Archer-Daniels-Midland Co.	Call	USD	44.00	2/24/14	67	(1,709)
CF Industries Holdings, Inc.	Call	USD	240.00	2/24/14	41	(11,234)
Danaher Corp.	Call	USD	80.00	2/24/14	76	(1,140)
ITC Holdings Corp.	Call	USD	100.00	2/24/14	24	(10,320)
Itron, Inc.	Call	USD	45.00	2/24/14	30	(1,950)
Monsanto Co.	Call	USD	115.00	2/24/14	165	(2,558)
NextEra Energy, Inc.	Call	USD	92.50	2/24/14	25	(3,063)
Plum Creek Timber Co., Inc. - REIT	Call	USD	47.00	2/24/14	106	(318)
Plum Creek Timber Co., Inc. - REIT	Call	USD	48.00	2/24/14	106	(318)
Potash Corp. of Saskatchewan, Inc.	Call	USD	33.00	2/24/14	142	(2,414)
Quanta Services, Inc.	Call	USD	31.00	2/24/14	110	(12,100)
Roper Industries, Inc.	Call	USD	140.00	2/24/14	57	(6,128)
TransCanada Corp.	Call	CAD	48.00	2/24/14	33	(2,770)
Trimble Navigation Ltd.	Call	USD	35.00	2/24/14	175	(6,563)
Trina Solar Ltd. - ADR	Call	USD	17.00	2/24/14	57	(2,109)
Tyson Foods, Inc., Class A	Call	USD	36.00	2/24/14	160	(28,000)
Watts Water Technologies, Inc., Class A	Call	USD	60.00	2/24/14	61	(1,678)
Weyerhaeuser Co.	Call	USD	31.00	2/24/14	100	(2,000)
Yingli Green Energy Holding Co. Ltd. - ADR	Call	USD	9.00	2/24/14	170	(1,700)
The Mosaic Co.	Call	USD	48.00	2/28/14	39	(1,482)
Johnson Controls, Inc.	Call	USD	52.40	3/03/14	112	(579)
Archer-Daniels-Midland Co.	Call	USD	41.50	3/07/14	90	(7,020)
The Andersons, Inc.	Call	USD	85.00	3/24/14	31	(8,370)
Archer-Daniels-Midland Co.	Call	USD	41.00	3/24/14	134	(14,271)
BRF SA - ADR	Call	USD	20.00	3/24/14	270	(7,425)
Canfor Corp.	Call	CAD	28.00	3/24/14	81	(10,727)
IDEX Corp.	Call	USD	70.00	3/24/14	41	(16,400)
ITC Holdings Corp.	Call	USD	105.00	3/24/14	24	(4,740)
Layne Christensen Co.	Call	USD	17.50	3/24/14	45	(4,725)
NextEra Energy, Inc.	Call	USD	85.00	3/24/14	24	(17,280)
Pall Corp.	Call	USD	85.00	3/24/14	41	(3,588)
Potash Corp. of Saskatchewan, Inc.	Call	USD	34.00	3/24/14	138	(4,002)
Tetra Tech, Inc.	Call	USD	30.00	3/24/14	355	(30,175)
Trina Solar Ltd. - ADR	Call	USD	18.00	3/24/14	180	(13,320)
Tyson Foods, Inc., Class A	Call	USD	37.00	3/24/14	90	(13,725)
Tyson Foods, Inc., Class A	Call	USD	39.00	3/24/14	22	(1,485)

JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)

•	Exchange-traded options written as of January 31, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Watts Water Technologies, Inc., Class A	Call	USD	60.00	3/24/14	61	$(3,813)
Total						$(262,215)

•	Over-the-counter options written as of January 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Illovo Sugar Ltd.	Morgan Stanley & Co. International PLC	Call	ZAR	27.34	2/04/14	53,615	$(346)
Wacker Chemie AG	Morgan Stanley & Co. International PLC	Call	EUR	79.87	2/05/14	2,300	(25,032)
American Water Works Co., Inc.	Morgan Stanley & Co. International PLC	Call	USD	41.45	2/06/14	5,900	(6,744)
Pentair Ltd.	Deutsche Bank AG	Call	USD	73.50	2/06/14	10,800	(13,362)
American States Water Co.	Credit Suisse International	Call	USD	27.64	2/07/14	34,000	(27,168)
Johnson Matthey PLC	Morgan Stanley & Co. International PLC	Call	GBP	32.07	2/07/14	17,000	(11,900)
Kingspan Group PLC	Morgan Stanley & Co. International PLC	Call	EUR	12.76	2/07/14	5,300	(2,144)
Novozymes A/S, B Shares	Deutsche Bank AG	Call	DKK	221.13	2/07/14	16,300	(53,182)
Ormat Technologies, Inc.	Citibank N.A.	Call	USD	27.09	2/07/14	7,600	(831)
Severn Trent PLC	Deutsche Bank AG	Call	GBP	16.93	2/07/14	25,500	(18,563)
Suez Environnement Co.	UBS AG	Call	EUR	12.78	2/07/14	4,500	(3,468)
Syngenta AG	Goldman Sachs International	Call	CHF	348.66	2/07/14	3,400	(516)
California Water Service Group	UBS AG	Call	USD	22.14	2/10/14	15,000	(17,250)
Israel Chemicals Ltd.	Deutsche Bank AG	Call	ILS	28.67	2/11/14	40,500	(6,067)
Veolia Environnement SA	Morgan Stanley & Co. International PLC	Call	EUR	11.49	2/11/14	56,700	(20,183)
Aegion Corp.	Citibank N.A.	Call	USD	22.33	2/12/14	5,100	(332)
Tianjin Capital Environmental Protection Group Co. Ltd., Class H	Deutsche Bank AG	Call	HKD	4.11	2/12/14	902,000	(1,437)
BrasilAgro - Co. Brasileira de Propriedades Agricolas	Deutsche Bank AG	Call	BRL	9.48	2/13/14	39,000	—
Inversiones Aguas Metropolitanas SA	Deutsche Bank AG	Call	CLP	889.98	2/13/14	225,000	(8,158)
ABB Ltd.	Credit Suisse International	Call	CHF	23.14	2/18/14	3,900	(1,054)
ABB Ltd.	Credit Suisse International	Call	CHF	23.54	2/18/14	11,200	(1,859)
Cresud SACIF y A - ADR	Citibank N.A.	Call	USD	10.20	2/18/14	17,600	(176)
Umicore SA	Morgan Stanley & Co. International PLC	Call	EUR	32.92	2/18/14	5,300	(1,872)
Schneider Electric SA	Morgan Stanley & Co. International PLC	Call	EUR	64.39	2/25/14	6,000	(5,837)
BrasilAgro - Co. Brasileira de Propriedades Agricolas	Deutsche Bank AG	Call	BRL	9.28	2/26/14	50,000	(33)
China Water Affairs Group Ltd.	Deutsche Bank AG	Call	HKD	2.94	2/26/14	1,000,000	(119)
Sao Martinho SA	UBS AG	Call	BRL	27.60	2/26/14	41,600	(1,159)
Sinofert Holdings Ltd.	Citibank N.A.	Call	HKD	1.34	2/26/14	974,000	(33)
SLC Agricola SA	UBS AG	Call	BRL	20.60	2/26/14	33,700	(558)
Aqua America, Inc.	Morgan Stanley & Co. International PLC	Call	USD	23.14	2/28/14	18,000	(16,032)
California Water Service Group	Credit Suisse International	Call	USD	22.28	2/28/14	9,100	(9,191)
Cosan Ltd., Class A	Morgan Stanley & Co. International PLC	Call	USD	13.53	2/28/14	24,900	(907)
Deere & Co.	Morgan Stanley & Co. International PLC	Call	USD	91.12	2/28/14	5,300	(2,248)
American Water Works Co., Inc.	Citibank N.A.	Call	USD	41.98	3/03/14	5,700	(5,844)
SunOpta, Inc.	Morgan Stanley & Co. International PLC	Call	USD	10.61	3/03/14	19,800	(1,815)
Bunge Ltd.	Citibank N.A.	Call	USD	81.98	3/04/14	15,300	(6,259)
Guangdong Investment Ltd.	Goldman Sachs International	Call	HKD	7.63	3/05/14	124,000	(1,150)
Hyflux Ltd.	Deutsche Bank AG	Call	SGD	1.18	3/05/14	169,000	(1,276)
Incitec Pivot Ltd.	UBS AG	Call	AUD	2.91	3/05/14	117,700	(6,915)
Kubota Corp.	Citibank N.A.	Call	JPY	1,831.92	3/05/14	13,500	(591)
Kurita Water Industries Ltd.	Goldman Sachs International	Call	JPY	2,301.08	3/05/14	25,400	(3,511)

4	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)

•	Over-the-counter options written as of January 31, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Oil Search Ltd.	Morgan Stanley & Co. International PLC	Call	AUD	8.30	3/05/14	21,500	$(2,387)
Xylem, Inc.	Morgan Stanley & Co. International PLC	Call	USD	34.51	3/05/14	26,700	(20,370)
BrasilAgro - Co. Brasileira de Propriedades Agricolas	Citibank N.A.	Call	BRL	9.46	3/06/14	39,000	(37)
Inversiones Aguas Metropolitanas SA	Citibank N.A.	Call	CLP	910.57	3/06/14	225,000	(7,684)
Sao Martinho SA	Goldman Sachs International	Call	BRL	28.97	3/06/14	24,200	(321)
SLC Agricola SA	UBS AG	Call	BRL	21.32	3/06/14	16,900	(229)
Illovo Sugar Ltd.	Deutsche Bank AG	Call	ZAR	28.04	3/07/14	52,800	(1,471)
National Grid PLC	Goldman Sachs International	Call	GBP	8.06	3/07/14	12,700	(1,796)
Pennon Group PLC	Morgan Stanley & Co. International PLC	Call	GBP	6.89	3/07/14	96,900	(12,272)
Severn Trent PLC	Morgan Stanley & Co. International PLC	Call	GBP	16.92	3/07/14	25,500	(30,231)
United Utilities Group PLC	Deutsche Bank AG	Call	GBP	6.73	3/07/14	71,300	(57,174)
Agrium, Inc.	Credit Suisse International	Call	USD	88.44	3/11/14	12,800	(25,600)
Aqua America, Inc.	Citibank N.A.	Call	USD	24.24	3/11/14	34,400	(11,008)
California Water Service Group	Goldman Sachs International	Call	USD	23.78	3/11/14	14,600	(6,602)
American Water Works Co., Inc.	Citibank N.A.	Call	USD	41.98	3/17/14	5,700	(6,655)
Vestas Wind Systems A/S	Credit Suisse International	Call	DKK	188.08	3/17/14	6,500	(12,549)
China Longyuan Power Group Corp., Series H	UBS AG	Call	HKD	10.27	3/19/14	120,000	(2,037)
Wilmar International Ltd.	Deutsche Bank AG	Call	SGD	3.26	3/19/14	135,000	(3,553)
Wilmar International Ltd.	Goldman Sachs International	Call	SGD	3.15	3/19/14	35,000	(1,835)
Kingspan Group PLC	Goldman Sachs International	Call	EUR	14.52	3/25/14	2,600	(1,493)
TransCanada Corp.	Deutsche Bank AG	Call	CAD	48.28	3/25/14	2,400	(2,474)
Vestas Wind Systems A/S	Morgan Stanley & Co. International PLC	Call	DKK	188.18	3/25/14	4,100	(8,562)
China Longyuan Power Group Corp., Series H	UBS AG	Call	HKD	9.95	3/26/14	98,000	(3,020)
Guangdong Investment Ltd.	Morgan Stanley & Co. International PLC	Call	HKD	7.49	3/26/14	130,000	(2,696)
Cia de Saneamento de Minas Gerais - COPASA	UBS AG	Call	BRL	33.97	3/27/14	9,700	(2,597)
Inversiones Aguas Metropolitanas SA	Citibank N.A.	Call	CLP	906.91	3/27/14	225,000	(11,054)
SLC Agricola SA	Deutsche Bank AG	Call	BRL	19.85	3/27/14	16,900	(2,259)
American Water Works Co., Inc.	Morgan Stanley & Co. International PLC	Call	USD	41.99	3/31/14	5,800	(7,452)
Azbil Corp.	Citibank N.A.	Call	JPY	2,617.85	4/01/14	4,300	(703)
Cia de Saneamento de Minas Gerais - COPASA	UBS AG	Call	BRL	33.97	4/08/14	9,700	(3,268)
Kingspan Group PLC	Goldman Sachs International	Call	EUR	14.52	4/08/14	2,600	(1,728)
Nufarm Ltd.	Morgan Stanley & Co. International PLC	Call	AUD	4.13	4/14/14	25,800	(2,429)
Sao Martinho SA	UBS AG	Call	BRL	26.89	6/06/14	24,200	(10,906)
Total							$(549,574)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

JANUARY 31, 2014	5

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Auto Components	$1,106,880	—	—	$1,106,880
Biotechnology	172,807	$1,568,632	—	1,741,439
Building Products	599,880	—	—	599,880
Chemicals	11,653,318	6,233,091	—	17,886,409
Commercial Services & Supplies	2,507,041	914,089	—	3,421,130
Construction & Engineering	1,198,814	—	—	1,198,814
Electric Utilities	2,127,873	—	—	2,127,873
Electrical Equipment	3,286,824	2,506,409	—	5,793,233
Electronic Equipment, Instruments & Components	1,552,266	224,659	—	1,776,925
Food & Staples Retailing	579,180	—	—	579,180
Food Products	13,817,803	1,588,978	—	15,406,781
Independent Power Producers & Energy Traders	263,755	1,301,386	—	1,565,141
Industrial Conglomerates	1,249,752	—	—	1,249,752
Machinery	8,091,934	1,665,685	—	9,757,619
Multi-Utilities	—	3,354,653	—	3,354,653
Oil, Gas & Consumable Fuels	2,146,396	817,689	—	2,964,085
Paper & Forest Products	529,531	—	—	529,531
Real Estate Investment Trusts (REITs)	2,927,163	—	—	2,927,163
Real Estate Management & Development	337,587	—	—	337,587
Semiconductors & Semiconductor Equipment	1,490,125	104,499	—	1,594,624
Water Utilities	13,931,416	12,971,002	—	26,902,418
Short-Term Securities	9,433,180	—	—	9,433,180
Total	$79,003,525	$33,250,772	—	$112,254,297

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(261,633)	$(550,156)	—	$(811,789)
Foreign currency exchange contracts	(32)	—	—	(32)
Total	$(261,665)	$(550,156)	—	$(811,821)

[1]

Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

6	JANUARY 31, 2014

Schedule of Investments (concluded)	BlackRock EcoSolutions Investment Trust (BQR)

The carrying amount for certain of the Trust’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$9,385	—	—	$9,385
Cash pledged as collateral for options written	100,000	—	—	100,000
Liabilities:
Bank overdraft	—	$(10,502)	—	(10,502)
Total	$109,385	$(10,502)	—	$98,883

There were no transfers between Levels during the period ended January 31, 2014.

JANUARY 31, 2014	7

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EcoSolutions Investment Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EcoSolutions Investment Trust

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock EcoSolutions Investment Trust

Date: March 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EcoSolutions Investment Trust

Date: March 25, 2014